Derivative Financial Instruments - Summary of Credit Exposure of Derivative Financial Instruments (Detail) - CAD ($) $ in Millions	Oct. 31, 2019	Oct. 31, 2018
Disclosure of financial assets [line items]
Notional amount	$ 5,929,533	$ 5,334,215
Credit risk amount	13,531	9,624
Credit equivalent amount	32,041	32,242
CET1 Risk Weighted Assets	15,255	13,032
Credit valuation adjustment [member]
Disclosure of financial assets [line items]
CET1 Risk Weighted Assets	6,537	4,616
Interest rate contracts [member]
Disclosure of financial assets [line items]
Notional amount	4,592,377	4,124,101
Credit risk amount	5,436	168
Credit equivalent amount	6,726	4,826
CET1 Risk Weighted Assets	2,301	1,271
Interest rate contracts [member] | Exchange Traded 1 [Member]
Disclosure of financial assets [line items]
Notional amount	145,296	130,997
Interest rate contracts [member] | Over the Counter1 [member]
Disclosure of financial assets [line items]
Notional amount	513,136	509,220
Interest rate contracts [member] | Futures [member]
Disclosure of financial assets [line items]
Notional amount	130,310	127,595
Credit equivalent amount	39	93
Interest rate contracts [member] | Futures [member] | Exchange Traded 1 [Member]
Disclosure of financial assets [line items]
Notional amount	130,310	127,595
Interest rate contracts [member] | Forward contract [member]
Disclosure of financial assets [line items]
Notional amount	538,077	330,433
Credit risk amount	49	36
Credit equivalent amount	249	157
CET1 Risk Weighted Assets	127	82
Interest rate contracts [member] | Forward contract [member] | Over the Counter1 [member]
Disclosure of financial assets [line items]
Notional amount	8,184	11,407
Interest rate contracts [member] | Swaps [member]
Disclosure of financial assets [line items]
Notional amount	3,852,031	3,598,399
Credit risk amount	5,345	96
Credit equivalent amount	6,369	4,436
CET1 Risk Weighted Assets	2,145	1,125
Interest rate contracts [member] | Swaps [member] | Over the Counter1 [member]
Disclosure of financial assets [line items]
Notional amount	447,979	433,541
Interest rate contracts [member] | Options purchased [member]
Disclosure of financial assets [line items]
Notional amount	38,643	33,019
Credit risk amount	42	36
Credit equivalent amount	43	138
CET1 Risk Weighted Assets	19	63
Interest rate contracts [member] | Options purchased [member] | Exchange Traded 1 [Member]
Disclosure of financial assets [line items]
Notional amount	11,287	3,402
Interest rate contracts [member] | Options purchased [member] | Over the Counter1 [member]
Disclosure of financial assets [line items]
Notional amount	27,356	29,617
Interest rate contracts [member] | Options written [member]
Disclosure of financial assets [line items]
Notional amount	33,316	34,655
Credit equivalent amount	26	2
CET1 Risk Weighted Assets	10	1
Interest rate contracts [member] | Options written [member] | Exchange Traded 1 [Member]
Disclosure of financial assets [line items]
Notional amount	3,699
Interest rate contracts [member] | Options written [member] | Over the Counter1 [member]
Disclosure of financial assets [line items]
Notional amount	29,617	34,655
Foreign exchange and gold contracts [member]
Disclosure of financial assets [line items]
Notional amount	1,046,651	956,367
Credit risk amount	6,537	7,580
Credit equivalent amount	12,363	14,017
CET1 Risk Weighted Assets	4,640	4,691
Foreign exchange and gold contracts [member] | Exchange Traded 1 [Member]
Disclosure of financial assets [line items]
Notional amount	9,471	7,560
Foreign exchange and gold contracts [member] | Over the Counter1 [member]
Disclosure of financial assets [line items]
Notional amount	1,011,456	920,921
Foreign exchange and gold contracts [member] | Futures [member]
Disclosure of financial assets [line items]
Notional amount	8,368	7,476
Credit equivalent amount	39	85
Foreign exchange and gold contracts [member] | Futures [member] | Exchange Traded 1 [Member]
Disclosure of financial assets [line items]
Notional amount	8,368	7,476
Foreign exchange and gold contracts [member] | Swaps [member]
Disclosure of financial assets [line items]
Notional amount	452,501	397,994
Credit risk amount	2,188	4,297
Credit equivalent amount	7,015	8,232
CET1 Risk Weighted Assets	2,678	2,604
Foreign exchange and gold contracts [member] | Swaps [member] | Over the Counter1 [member]
Disclosure of financial assets [line items]
Notional amount	452,501	397,994
Foreign exchange and gold contracts [member] | Options purchased [member]
Disclosure of financial assets [line items]
Notional amount	45,576	42,545
Credit risk amount	755	712
Credit equivalent amount	284	240
CET1 Risk Weighted Assets	157	76
Foreign exchange and gold contracts [member] | Options purchased [member] | Exchange Traded 1 [Member]
Disclosure of financial assets [line items]
Notional amount	686	48
Foreign exchange and gold contracts [member] | Options purchased [member] | Over the Counter1 [member]
Disclosure of financial assets [line items]
Notional amount	44,890	42,497
Foreign exchange and gold contracts [member] | Options written [member]
Disclosure of financial assets [line items]
Notional amount	45,353	41,804
Credit equivalent amount	35	20
CET1 Risk Weighted Assets	8	5
Foreign exchange and gold contracts [member] | Options written [member] | Exchange Traded 1 [Member]
Disclosure of financial assets [line items]
Notional amount	417	36
Foreign exchange and gold contracts [member] | Options written [member] | Over the Counter1 [member]
Disclosure of financial assets [line items]
Notional amount	44,936	41,768
Foreign exchange and gold contracts [member] | Spot and forwards [member]
Disclosure of financial assets [line items]
Notional amount	494,853	466,548
Credit risk amount	3,594	2,571
Credit equivalent amount	4,990	5,440
CET1 Risk Weighted Assets	1,797	2,006
Foreign exchange and gold contracts [member] | Spot and forwards [member] | Over the Counter1 [member]
Disclosure of financial assets [line items]
Notional amount	469,129	438,662
Other derivative contracts [member]
Disclosure of financial assets [line items]
Notional amount	290,505	253,747
Credit risk amount	1,558	1,876
Credit equivalent amount	12,952	13,399
CET1 Risk Weighted Assets	1,777	2,454
Other derivative contracts [member] | Exchange Traded 1 [Member]
Disclosure of financial assets [line items]
Notional amount	109,511	98,399
Other derivative contracts [member] | Over the Counter1 [member]
Disclosure of financial assets [line items]
Notional amount	172,530	144,058
Other derivative contracts [member] | Equity derivatives [member]
Disclosure of financial assets [line items]
Notional amount	132,690	123,305
Credit risk amount	698	455
Credit equivalent amount	7,882	4,927
CET1 Risk Weighted Assets	1,166	1,505
Other derivative contracts [member] | Equity derivatives [member] | Exchange Traded 1 [Member]
Disclosure of financial assets [line items]
Notional amount	40,095	43,323
Other derivative contracts [member] | Equity derivatives [member] | Over the Counter1 [member]
Disclosure of financial assets [line items]
Notional amount	92,595	79,982
Other derivative contracts [member] | Credit Derivative [member]
Disclosure of financial assets [line items]
Notional amount	26,731	29,866
Credit risk amount	167	239
Credit equivalent amount	295	420
CET1 Risk Weighted Assets	98	119
Other derivative contracts [member] | Credit Derivative [member] | Over the Counter1 [member]
Disclosure of financial assets [line items]
Notional amount	18,678	18,902
Other derivative contracts [member] | Commodity and other contracts [member]
Disclosure of financial assets [line items]
Notional amount	131,084	100,576
Credit risk amount	693	1,182
Credit equivalent amount	4,775	8,052
CET1 Risk Weighted Assets	513	830
Other derivative contracts [member] | Commodity and other contracts [member] | Exchange Traded 1 [Member]
Disclosure of financial assets [line items]
Notional amount	69,416	55,076
Other derivative contracts [member] | Commodity and other contracts [member] | Over the Counter1 [member]
Disclosure of financial assets [line items]
Notional amount	61,257	45,174
Settled through central counterparties [member]
Disclosure of financial assets [line items]
Notional amount	4,232,411	3,760,016
Credit equivalent amount	6,895	8,081
CET1 Risk Weighted Assets	150	169
Settled through central counterparties [member] | Exchange Traded 1 [Member]
Disclosure of financial assets [line items]
Notional amount	264,278	236,956
Credit equivalent amount	5,811	7,300
CET1 Risk Weighted Assets	128	153
Settled through central counterparties [member] | Over the Counter1 [member]
Disclosure of financial assets [line items]
Notional amount	3,968,133	3,523,060
Credit equivalent amount	1,084	781
CET1 Risk Weighted Assets	$ 22	$ 16